Supplemental Information Concerning Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2011
Supplemental Information Concerning Property-Casualty Insurance Operations [Abstract]
Supplemental Information Concerning Property-Casualty Insurance Operations

AMERICAN FINANCIAL GROUP, INC. AND SUBSIDIARIES

SCHEDULE V—SUPPLEMENTAL INFORMATION CONCERNING

PROPERTY-CASUALTY INSURANCE OPERATIONS

THREE YEARS ENDED DECEMBER 31, 2011

(IN MILLIONS)

COLUMN A	COLUMN B	COLUMN C	COLUMN D	COLUMN E	COLUMN F	COLUMN G	COLUMN H		COLUMN I	COLUMN J	COLUMN K
AFFILIATION WITH REGISTRANT	DEFERRED POLICY ACQUISITION COSTS	(a) RESERVES FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES	(b) DISCOUNT DEDUCTED IN COLUMN C	(c) UNEARNED PREMIUMS	EARNED PREMIUMS	NET INVESTMENT INCOME	CLAIMS AND CLAIM ADJUSTMENT EXPENSES INCURRED RELATED TO		AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS	PAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	PREMIUMS WRITTEN
							CURRENT YEAR	PRIOR YEARS
CONSOLIDATED PROPERTY-CASUALTY ENTITIES
2011	$189	$6,520	$30	$1,484	$2,759	$269	$1,813	$(69)	$425	$1,621	$2,770

2010	$181	$6,413	$32	$1,534	$2,550	$317	$1,615	$(158)	$404	$1,476	$2,408

2009					$2,412	$394	$1,385	$(198)	$421	$1,502	$2,311

(a)	Grossed up for reinsurance recoverables of $2,238 and $2,249 at December 31, 2011 and 2010, respectively.
(b)	Discounted at approximately 6%.
(c)	Grossed up for prepaid reinsurance premiums of $409 and $422 at December 31, 2011 and 2010, respectively.